April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal Credit Alpha Portfolio, Inc. (BMCAP)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock Municipal Credit Alpha Portfolio, Inc. (BMCAP)
(formerly known as BlackRock Municipal Income Fund, Inc.)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Fixed Income Funds — 0.5%
Nuveen AMT-Free Quality Municipal Income Fund, Class EB	200,000	$ 2,176,000
Total Investment Companies — 0.5% (Cost: $2,382,240)		2,176,000

	Par (000)
Municipal Bonds
Alabama — 5.1%
Black Belt Energy Gas District, RB, Series A, 5.25%, 01/01/54(a)	$3,365	3,538,470
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	10,455	11,403,032
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	1,500	1,421,271
Series B, AMT, 4.75%, 12/01/54	4,250	3,868,410
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	3,315	3,512,866
		23,744,049
Arizona(b) — 1.0%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39	815	720,040
Series A, 5.00%, 07/01/49	965	841,268
Series A, 5.00%, 07/01/54	745	629,913
Series B, 4.25%, 07/01/27	205	204,460
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/29	300	300,970
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49	950	887,278
Maricopa County Industrial Development Authority, RB, 6.38%, 07/01/58	1,050	1,005,691
		4,589,620
Arkansas(b) — 1.0%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49	4,245	3,740,872
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48	1,000	1,050,461
		4,791,333
California — 11.4%
California Community Choice Financing Authority, RB, Sustainability Bonds, 5.50%, 10/01/54(a)	2,600	2,798,410
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,450	1,412,528
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	25,030	24,073,688
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)	4,765	4,308,726
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 11/15/31(c)	530	566,767
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	150	148,228
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	47,735	5,084,805
Security	Par (000)	Value
California (continued)
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(d)	$2,500	$ 1,111,336
Manteca Financing Authority, RB, (AGC-ICC), 5.75%, 12/01/36	3,285	3,290,699
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/47	7,210	7,176,895
Series E, AMT, 5.00%, 05/01/40	3,335	3,384,313
State of California, GO, 5.50%, 04/01/28	15	15,025
		53,371,420
Colorado — 4.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 11/15/47	885	892,805
Series D, AMT, 5.75%, 11/15/45	1,315	1,400,625
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	1,000	1,047,119
5.50%, 11/01/47	620	644,389
5.25%, 11/01/52	1,555	1,597,125
Creekwalk Marketplace Business Improvement District, Refunding RB, Series B, 8.00%, 12/15/54	2,622	2,633,213
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(b)	500	483,599
Granary Metropolitan District No. 9 Special Assessment District No. 1, SAB, 5.45%, 12/01/44(b)	2,280	2,161,011
Independence Metropolitan District No. 3, GOL, Series B, 7.13%, 12/15/54	2,000	2,009,668
Mayfield Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,178	1,181,504
Orchard Park Place South Metropolitan District, GOL, 6.00%, 12/01/54(b)	1,060	1,075,052
Palisade Metropolitan District No. 2, RB, Series C, 8.00%, 12/15/37(b)	2,575	2,596,991
Palisade Metropolitan District No. 2, Refunding RB, CAB, Series B, Convertible, 5.88%, 12/15/54(b)(e)	1,605	1,456,197
St. Vrain Lakes Metropolitan District No. 2, Refunding GOL, Series B, 6.38%, 11/15/54	2,000	2,000,867
		21,180,165
Connecticut — 1.1%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	5,000	5,002,793
Florida — 5.6%
Arbor Park Phase 1 Community Development District, SAB(f)
Series A-1, 05/01/45	380	379,613
Series A-1, 05/01/55	580	570,583
Capital Region Community Development District, Refunding SAB, Series A-1, 4.63%, 05/01/28	300	300,146
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	945	840,410
Series A, 4.00%, 06/15/29	420	403,782
Series A, 5.00%, 06/01/45	850	703,664
Series A, 5.50%, 06/01/57	305	252,787
Curiosity Creek Community Development District, SAB(b)
5.40%, 05/01/44	230	227,668
5.70%, 05/01/55	380	368,057
Esplanade Lake Club Community Development District, SAB, Series A-2, 3.63%, 11/01/30	55	52,554
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(g)(h)	722	191,720

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Credit Alpha Portfolio, Inc. (BMCAP)
(formerly known as BlackRock Municipal Income Fund, Inc.)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB(b) (continued)
AMT, 5.00%, 05/01/29	$2,380	$ 2,404,014
AMT, 10.00%, 07/15/59(a)	14,780	15,181,965
Seminole Improvement District, RB
5.00%, 10/01/32	265	263,944
5.30%, 10/01/37	300	294,618
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(g)(h)	143	65,029
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	140	137,342
Viera Stewardship District, SAB, Series 2023, 5.50%, 05/01/54	910	879,593
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,920	1,970,725
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	825	825,981
		26,314,195
Georgia — 2.3%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	740	499,500
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	860	864,955
Series A, 5.00%, 06/01/53(a)	8,890	9,180,822
		10,545,277
Illinois — 5.1%
Chicago Board of Education, GO, Series A, 5.00%, 12/01/40	720	701,584
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	1,000	1,002,733
City of Marion Illinois Sales Tax Revenue, Refunding RB
6.38%, 06/01/45	645	632,177
6.63%, 06/01/55	1,190	1,180,907
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	3,000	3,026,687
State of Illinois, GO
5.00%, 11/01/34	5,000	5,060,318
Series A, 5.50%, 03/01/42	6,000	6,320,783
Series A, 5.50%, 03/01/47	5,500	5,680,384
Series D, 5.00%, 11/01/28	350	360,618
		23,966,191
Indiana — 0.1%
Indiana Finance Authority, RB
5.00%, 06/01/51	405	344,389
5.00%, 06/01/56	360	300,172
		644,561
Kentucky — 0.5%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	1,885	1,710,073
County of Boyle Kentucky, Refunding RB, Series A, 4.25%, 06/01/46	810	727,522
		2,437,595
Security	Par (000)	Value
Maryland — 0.5%
City of Baltimore Maryland, RB, 5.00%, 06/01/51	$820	$ 801,287
Maryland Health & Higher Educational Facilities Authority, RB, 6.25%, 07/01/63(b)	1,655	1,603,475
		2,404,762
Michigan — 0.8%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	10	10,017
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	3,760	3,848,778
		3,858,795
Minnesota(b) — 0.3%
City of Eagan Minnesota, RB
Series A, 6.38%, 02/01/55	250	231,194
Series A, 6.50%, 02/01/65	1,250	1,151,736
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 4.75%, 07/01/29	150	148,476
		1,531,406
Mississippi — 2.7%
Mississippi Development Bank, RB
(AGM), 6.75%, 12/01/31	3,775	3,779,466
(AGM), 6.75%, 12/01/33	2,350	2,352,566
(AGM), 6.88%, 12/01/40	6,405	6,501,690
		12,633,722
New Hampshire — 1.0%
New Hampshire Business Finance Authority, RB, 12/15/33(b)(f)	1,945	1,931,781
New Hampshire Business Finance Authority, RB, CAB, 0.00%, 04/01/32(b)(d)	1,250	823,926
New Hampshire Business Finance Authority, RB, M/F Housing, Class B, 5.75%, 04/28/42	860	866,718
New Hampshire Health and Education Facilities Authority Act, Refunding RB, 4.00%, 07/01/37(b)	1,000	824,733
		4,447,158
New Jersey — 3.2%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/47	940	981,401
New Jersey Economic Development Authority, RB
5.00%, 11/01/44	10,500	10,636,552
AMT, (AGM), 5.00%, 01/01/31	2,425	2,435,943
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/25	690	690,770
		14,744,666
New Mexico — 0.2%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	820	780,181
New York — 5.3%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	415	423,674
Build NYC Resource Corp., RB, Series A, 4.88%, 05/01/31(b)	330	331,186
Huntington Local Development Corp., RB, Series A, 5.00%, 07/01/36	940	871,768
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 11/15/44(b)	1,730	1,719,250
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Credit Alpha Portfolio, Inc. (BMCAP)
(formerly known as BlackRock Municipal Income Fund, Inc.)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	$1,810	$ 1,875,478
AMT, 5.00%, 12/01/40	1,865	1,879,305
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, 5.38%, 06/30/60	4,450	4,440,192
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	5,000	5,048,641
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	4,860	4,962,280
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.25%, 05/15/52	1,805	1,875,076
TSASC, Inc., Refunding RB, Series B, 5.00%, 06/01/48	1,810	1,606,101
		25,032,951
North Carolina — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 07/01/47	1,650	1,575,276
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	620	665,310
		2,240,586
Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	11,265	9,698,290
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(d)	24,530	2,319,800
		12,018,090
Oklahoma — 0.1%
Tulsa Airports Improvement Trust, Refunding RB, Series C, AMT, 5.50%, 12/01/35	390	389,760
Pennsylvania — 2.8%
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	245	202,764
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.75%, 06/30/48	2,365	2,432,311
AMT, 5.25%, 06/30/53	3,910	3,919,311
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	745	762,723
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	3,630	3,813,899
Series B, Sustainability Bonds, (SAW), 5.00%, 09/01/48	2,085	2,098,262
		13,229,270
Puerto Rico — 3.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	8,000	7,372,596
Series A-1, Restructured, 5.00%, 07/01/58	8,165	7,759,171
Series A-2, Restructured, 4.78%, 07/01/58	2,500	2,284,382
		17,416,149
Security	Par (000)	Value
South Carolina — 1.2%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	$5,210	$ 5,527,275
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	295	304,971
		5,832,246
Tennessee — 2.9%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,230	3,192,819
Metropolitan Government Nashville & Davidson County Health & Educational cilities Board, RB
5.25%, 05/01/48	820	822,040
Series A, 5.00%, 07/01/40	4,000	4,003,835
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	5,395	5,652,104
		13,670,798
Texas — 8.4%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,630	1,565,671
7.88%, 11/01/62	1,410	1,428,833
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	5,130	5,146,604
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	700	700,772
City of Pilot Point Texas, SAB(b)(f)
09/15/55	2,000	2,011,870
09/15/55	1,000	1,001,452
County of Denton Texas, SAB(b)
6.13%, 12/31/55	1,145	1,112,732
Series A, Senior Lien, 5.63%, 12/31/54	2,000	1,933,880
Love Field Airport Modernization Corp., ARB, 5.00%, 11/01/28	700	700,186
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 08/15/50(b)	800	620,936
Series A, 6.50%, 10/01/55	150	149,300
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53	1,850	1,899,177
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/47	8,590	8,606,127
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	445	385,762
Texas Community Housing & Economic Development Corp., RB, M/F Housing, Series A1, Senior Lien, 01/01/65(b)(f)	1,510	1,385,635
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/30	1,720	1,788,955
5.00%, 12/15/32	6,585	6,860,992
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,000	1,959,184
		39,258,068
Utah — 2.9%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/34	3,500	3,530,653
Series A, AMT, 5.00%, 07/01/51	1,805	1,793,675
Mida Mountain Village Public Infrastructure District, TA(b)
Series 1, 5.13%, 06/15/54	795	743,393
Series 2, 6.00%, 06/15/54	5,000	4,950,419

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Credit Alpha Portfolio, Inc. (BMCAP)
(formerly known as BlackRock Municipal Income Fund, Inc.)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah (continued)
Utah Charter School Finance Authority, Refunding RB, 4.50%, 06/15/27(b)	$805	$ 799,094
Wolf Creek Infrastructure Financing District No. 1, SAB, 5.75%, 12/01/44	2,000	1,974,926
		13,792,160
Virginia — 0.5%
Virginia Housing Development Authority, RB, M/F Housing, Series G, 5.15%, 11/01/52	2,065	2,096,589
Wisconsin — 3.5%
Public Finance Authority, RB
Class A, 5.00%, 06/15/56(b)	1,000	750,610
Class A, 6.45%, 04/01/60(b)	1,000	940,978
Class B, 5.65%, 07/01/62(a)(b)	15,000	10,950,000
AMT, Sustainability Bonds, 4.00%, 09/30/51	1,595	1,268,928
AMT, Sustainability Bonds, 4.00%, 03/31/56	1,520	1,179,002
Public Finance Authority, RB, CAB, 0.00%, 12/15/38(b)(d)	1,805	804,665
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	520	474,417
		16,368,600
Total Municipal Bonds — 80.8% (Cost: $375,669,820)		378,333,156
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 4.5%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	20,000	20,882,507
California — 2.4%
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/45	6,415	6,491,731
Series C, AMT, 5.00%, 05/15/45	5,000	4,991,304
		11,483,035
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	7,310	7,620,301
Florida — 5.7%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series A, 5.50%, 09/01/48	5,310	5,728,566
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	20,000	20,821,631
		26,550,197
Idaho — 1.5%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48(j)	6,880	7,262,151
Illinois — 2.6%
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	11,860	12,230,701
Security	Par (000)	Value
Michigan — 5.5%
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/45	$15,520	$ 15,469,019
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	10,000	10,263,216
		25,732,235
Nebraska — 1.8%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	8,045	8,472,033
Oregon — 1.8%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	7,910	8,261,548
Pennsylvania — 4.1%
Pennsylvania Turnpike Commission, RB, Series B-1, 5.25%, 06/01/47	18,910	19,085,351
Texas — 4.4%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	5,940	6,374,152
Denton Independent School District, GO, (PSF-GTD), 5.00%, 08/15/48	6,640	6,874,071
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	7,130	7,271,307
		20,519,530
Washington — 1.2%
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	5,755	5,719,297
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.1% (Cost: $172,311,875)		173,818,886
Total Long-Term Investments — 118.4% (Cost: $550,363,935)		554,328,042

	Shares
Short-Term Securities
	Money Market Funds — 3.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(k)(l)	16,828,120	16,829,803
	Total Short-Term Securities — 3.6% (Cost: $16,829,803)	16,829,803
	Total Investments — 122.0% (Cost: $567,193,738)	571,157,845
	Other Assets Less Liabilities — 0.5%	2,524,240
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.5)%	(105,470,865)
	Net Assets — 100.0%	$ 468,211,220

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Credit Alpha Portfolio, Inc. (BMCAP)
(formerly known as BlackRock Municipal Income Fund, Inc.)

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	When-issued security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on August 15, 2031, is $3,625,617.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 375,440,715	$ —	$ (358,610,912)(a)	$ 2,013	$ (2,013)	$ 16,829,803	16,828,120	$ 1,466,691	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 2,176,000	$ —	$ —	$ 2,176,000
Municipal Bonds	—	378,333,156	—	378,333,156
Municipal Bonds Transferred to Tender Option Bond Trusts	—	173,818,886	—	173,818,886
Short-Term Securities
Money Market Funds	16,829,803	—	—	16,829,803
	$19,005,803	$552,152,042	$—	$571,157,845
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $104,484,866 are categorized as Level 2 within the fair value hierarchy.

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Credit Alpha Portfolio, Inc. (BMCAP)
(formerly known as BlackRock Municipal Income Fund, Inc.)

Portfolio Abbreviation
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
TA	Tax Allocation
Schedule of Investments